FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Risk Rating (Details) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents and marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	R$ 21,613,157	R$ 17,471,693
Cash and cash equivalents and marketable securities | brAAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	20,856,072	17,117,171
Cash and cash equivalents and marketable securities | brAA+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	511,589	1,173
Cash and cash equivalents and marketable securities | brAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	6,565	133,030
Cash and cash equivalents and marketable securities | brAA-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	2,169	47
Cash and cash equivalents and marketable securities | brA+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure		352
Cash and cash equivalents and marketable securities | brA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure		17,595
Cash and cash equivalents and marketable securities | brBBB-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	3
Cash and cash equivalents and marketable securities | brBB
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	1,132
Cash and cash equivalents and marketable securities | brBB-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	385	2,897
Cash and cash equivalents and marketable securities | Others
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	235,242	199,428
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	4,199,982	4,833,330
Derivative financial instruments | AAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	878,241
Derivative financial instruments | AA-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	1,007,537	47,681
Derivative financial instruments | A+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	136,864	1,149,694
Derivative financial instruments | A
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	55,547	1,485,424
Derivative financial instruments | A-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure		1,095
Derivative financial instruments | brAAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	1,682,513	1,418,968
Derivative financial instruments | brAA+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	R$ 439,280
Derivative financial instruments | brAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure		R$ 730,468